Accounting Standards and Basis of Preparation - Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators (Detail)	12 Months Ended
Dec. 31, 2018
Scenario one [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Employment Index	137.3
Monthly Economic Activity Estimator	150.6
Scenario one [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	(11.58%)
Foreign Currency Private Sector Deposits Variation	5.99%
Scenario Two [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Employment Index	140.2
Monthly Economic Activity Estimator	153.8
Scenario Two [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	(12.62%)
Foreign Currency Private Sector Deposits Variation	6.53%
Scenario Three [member] | Retail [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Employment Index	134.5
Monthly Economic Activity Estimator	146.8
Scenario Three [member] | Corporate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Interest Rate	(10.00%)
Foreign Currency Private Sector Deposits Variation	5.15%